Other disclosures - Risk Management and Principal Risks - Impairment allowance on loans and advances at amortised cost (audited) (Details) - GBP (£) £ in Millions			3 Months Ended	12 Months Ended
		Apr. 01, 2018	Mar. 31, 2018	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016		Jan. 01, 2018
Loans and advances at amortised cost
Impairment allowance						£ 4,690
Impairment allowance						4,690
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Income statement charge/(release) for the period				£ (643)		(1,553)	[1]	£ (1,477)	[1]
Loans and advances [member]
Loans and advances at amortised cost
Impairment allowance						4,652		4,620
Impairment allowance						4,652		4,620
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Net recoveries post write-offs						334
Continuing operations [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Income statement charge/(release) for the period						(1,553)		(1,477)
UK Banking Business [member] | Barclays Bank UK PLC [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Income statement charge/(release) for the period			£ (201)			£ (783)	[2]	£ (896)	[2]
Impairment allowance [member] | Loans and advances [member] | Loan commitments and financial guarantee contracts [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Impairment release on loan commitments and financial guarantees	[3]			(48)
Impairment allowance [member] | Loans and advances [member] | Financial assets at amortised cost [member]
Loans and advances at amortised cost
Impairment allowance				3,843	[4]					£ 7,102
Net transfers between stages				0
Business activity in the year				362
Net re-measurement and movement due to exposure and risk parameter changes				1,046
UK economic uncertainty adjustment				50
Final repayments				(271)
Disposals				(54)
Write-offs				(1,456)
Impairment allowance				3,843	[4]					7,102
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-off				1,187
Net recoveries post write-offs				(86)
Exchange and other adjustments				(212)
Income statement charge/(release) for the period	[5]			844
Impairment allowance [member] | Loans and advances [member] | Other financial assets [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Impairment charge on other financial assets				3
Impairment allowance [member] | Barclays Bank UK PLC [member] | Loans and advances [member] | Financial assets at amortised cost [member]
Loans and advances at amortised cost
Disposal of business to Barclays Bank UK PLC				(2,936)
Impairment allowance [member] | Continuing operations [member] | Loans and advances [member] | Financial assets at amortised cost [member]
Loans and advances at amortised cost
Impairment allowance				3,843						4,258
Net transfers between stages				0
Business activity in the year				283
Net re-measurement and movement due to exposure and risk parameter changes				865
UK economic uncertainty adjustment				50
Final repayments				(234)
Disposals				(54)
Write-offs				(1,325)
Impairment allowance				3,843						4,258
Impairment allowance [member] | UK Banking Business [member] | Barclays Bank UK PLC [member] | Loans and advances [member] | Financial assets at amortised cost [member]
Loans and advances at amortised cost
Impairment allowance		£ 2,936								2,844
Net transfers between stages		0
Business activity in the year		79
Net re-measurement and movement due to exposure and risk parameter changes		181
Final repayments		(37)
Write-offs		(131)
Impairment allowance		2,936								2,844
Stage 1 [member] | Impairment allowance [member] | Loans and advances [member] | Financial assets at amortised cost [member]
Loans and advances at amortised cost
Impairment allowance				489	[4]					608
Net transfers between stages				664
Business activity in the year				191
Net re-measurement and movement due to exposure and risk parameter changes				(740)
UK economic uncertainty adjustment				0
Final repayments				(66)
Disposals				0
Write-offs				0
Impairment allowance				489	[4]					608
Stage 1 [member] | Impairment allowance [member] | Barclays Bank UK PLC [member] | Loans and advances [member] | Financial assets at amortised cost [member]
Loans and advances at amortised cost
Disposal of business to Barclays Bank UK PLC				(168)
Stage 1 [member] | Impairment allowance [member] | Continuing operations [member] | Loans and advances [member] | Financial assets at amortised cost [member]
Loans and advances at amortised cost
Impairment allowance				489						437
Net transfers between stages				446
Business activity in the year				167
Net re-measurement and movement due to exposure and risk parameter changes				(506)
UK economic uncertainty adjustment				0
Final repayments				(55)
Disposals				0
Write-offs				0
Impairment allowance				489						437
Stage 1 [member] | Impairment allowance [member] | UK Banking Business [member] | Barclays Bank UK PLC [member] | Loans and advances [member] | Financial assets at amortised cost [member]
Loans and advances at amortised cost
Impairment allowance		168								171
Net transfers between stages		218
Business activity in the year		24
Net re-measurement and movement due to exposure and risk parameter changes		(234)
Final repayments		(11)
Write-offs		0
Impairment allowance		168								171
Stage 2 [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Loans and advances [member] | Financial assets at amortised cost [member]
Loans and advances at amortised cost
Impairment allowance				1,255	[4]					3,112
Net transfers between stages				(995)
Business activity in the year				114
Net re-measurement and movement due to exposure and risk parameter changes				597
UK economic uncertainty adjustment				50
Final repayments				(133)
Disposals				0
Write-offs				0
Impairment allowance				1,255	[4]					3,112
Stage 2 [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Barclays Bank UK PLC [member] | Loans and advances [member] | Financial assets at amortised cost [member]
Loans and advances at amortised cost
Disposal of business to Barclays Bank UK PLC				(1,490)
Stage 2 [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Continuing operations [member] | Loans and advances [member] | Financial assets at amortised cost [member]
Loans and advances at amortised cost
Impairment allowance				1,255						1,713
Net transfers between stages				(697)
Business activity in the year				86
Net re-measurement and movement due to exposure and risk parameter changes				220
UK economic uncertainty adjustment				50
Final repayments				(117)
Disposals				0
Write-offs				0
Impairment allowance				1,255						1,713
Stage 2 [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | UK Banking Business [member] | Barclays Bank UK PLC [member] | Loans and advances [member] | Financial assets at amortised cost [member]
Loans and advances at amortised cost
Impairment allowance		1,490								1,399
Net transfers between stages		(298)
Business activity in the year		28
Net re-measurement and movement due to exposure and risk parameter changes		377
Final repayments		16
Write-offs		0
Impairment allowance		1,490								1,399
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Loans and advances [member] | Financial assets at amortised cost [member]
Loans and advances at amortised cost
Impairment allowance				2,099	[4]					3,382
Net transfers between stages				331
Business activity in the year				57
Net re-measurement and movement due to exposure and risk parameter changes				1,189
UK economic uncertainty adjustment				0
Final repayments				(72)
Disposals				(54)
Write-offs				(1,456)
Impairment allowance				2,099	[4]					3,382
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Barclays Bank UK PLC [member] | Loans and advances [member] | Financial assets at amortised cost [member]
Loans and advances at amortised cost
Disposal of business to Barclays Bank UK PLC				(1,278)
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Continuing operations [member] | Loans and advances [member] | Financial assets at amortised cost [member]
Loans and advances at amortised cost
Impairment allowance				2,099						2,108
Net transfers between stages				251
Business activity in the year				30
Net re-measurement and movement due to exposure and risk parameter changes				1,151
UK economic uncertainty adjustment				0
Final repayments				(62)
Disposals				(54)
Write-offs				(1,325)
Impairment allowance				£ 2,099						2,108
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | UK Banking Business [member] | Barclays Bank UK PLC [member] | Loans and advances [member] | Financial assets at amortised cost [member]
Loans and advances at amortised cost
Impairment allowance		1,278								1,274
Net transfers between stages		80
Business activity in the year		27
Net re-measurement and movement due to exposure and risk parameter changes		38
Final repayments		10
Write-offs		131
Impairment allowance		£ 1,278								£ 1,274

[1]

Following the sale of the UK banking business on 1 April 2018 by the Group, the continuing operations for 2016 and 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 3 on pages 00 to 00.

[2]
  Adjustment for restatement of UK banking business as discontinued operation.
  The presentation of administration and general expenses has been amended to include litigation and conduct as a separate line item. The prior year comparatives within administration and general expenses categories have been adjusted accordingly.

[3]

Impairment rel ease of £48m on loan commitments and financial guarantees represents reduction in impairment allowance excluding disposal of business to Barclays Bank UK PLC of £116m and exchange and other adjustments of £68m.

[4]

Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £120.1bn (1 January 2018: £128.1bn) and impairment allowance of £11m (1 January 2018: £9m). This comprises £9m ECL on £119.6bn stage 1 assets and £2m on £0.5bn stage 2 fair value through other comprehensive income assets.

[5]

Barclays Bank PLC transferred its UK bankin g business on 1 April 2018 to Barclays Bank UK PLC. Net impairment charge of £201m (Impairment charges: £217m and recoveries: £16m) relating to the UK banking business for the three months ended 31 March 2018 is included in the reconciliation in “Income st atement charge/(release) for the period”